Disposal of Subsidiaries and Discontinued Operation (Details)			12 Months Ended
	Sep. 03, 2024 USD ($)	Jul. 29, 2024 USD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2025 CNY (¥)	Jul. 29, 2024 CNY (¥)
Disposal of Subsidiaries and Discontinued Operation [Line Items]
Total consideration			$ 751,647	$ 5,267,317
Income/loss before tax	$ 141,340				$ 542,235
Gain on disposal of subsidiaries				$ 4,802,411
Equity Transfer Agreement [Member]
Disposal of Subsidiaries and Discontinued Operation [Line Items]
Total consideration						$ 729,196	¥ 5,100,000
Dongguan Dashuyun Daily Necessities Co., Ltd. [Member] | Equity Transfer Agreement [Member]
Disposal of Subsidiaries and Discontinued Operation [Line Items]
Total consideration		$ 5,267,317						¥ 38,000,000
Gain on disposal of subsidiaries			4,802,411
Dongguan Dashuyun Daily Necessities Co., Ltd. [Member] | Equity Transfer Agreement [Member] | Third Party [Member]
Disposal of Subsidiaries and Discontinued Operation [Line Items]
Percentage of dispose equity		100.00%
Guangdong Yunjia [Member]
Disposal of Subsidiaries and Discontinued Operation [Line Items]
Gain on disposal of subsidiaries